Property, plant and equipment, net	9 Months Ended
Sep. 30, 2018
Property, plant and equipment, net
Property, plant and equipment, net

5. Property, plant and equipment, net

	9/30/2018	12/31/2017 (1)
	(€ in thousands)
Land, buildings and leasehold improvements	17,206	17,415
Plant and machinery (includes assets under finance lease)	9,104	8,901
Other facilities, factory and office equipment	1,496	1,625
Assets under construction and prepayments made	108	8
Total	27,914	27,949
Thereof pledged assets of Property, Plant and Equipment	6,790	7,046
Leased assets included in Property, Plant and Equipment:	259	881
Printers	106	613
Printers leased to customers under operating lease	--	97
Other factory equipment	153	171